Note 1 - Description of Plan	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes to Financial Statements
EBP, Description of Plan [Text Block]

Note 1 – Description of Plan

The following brief description of the Investar Holding Corporation 401(k) Plan (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan document for a more complete description of the Plan’s provisions.

General and Eligibility

The Plan is a defined contribution plan covering all full-time employees of Investar Bank, National Association (the “Bank”), a wholly owned subsidiary of Investar Holding Corporation (the “Company”), who have three months of credited service and are age 21 or older. It is subject to the provisions of the Employee Retirement Income Security Act of 1974, as amended (“ERISA”).

Contributions

The Plan is funded by employee and employer contributions. Participating employees may contribute a percentage of their wages up to the maximum percentage allowable not to exceed the limits of Section 401(k) of the Internal Revenue Code of 1986, as amended (the “Code”). Employees are automatically enrolled in the Plan at a 5% pre-tax contribution rate and increased 1% annually on the first day of the Plan year, up to a maximum of 10% of compensation, if no action is taken by the employee. Annual employee contributions were limited to $23,500 in 2025 and $23,000 in 2024, as indexed by the Internal Revenue Service (“IRS”), except for those employees eligible for catch-up contributions. Employees 50 years of age and older during the Plan year were also permitted to make catch-up contributions subject to certain maximum limitations imposed by the Code and IRS. The Plan also permits rollover contributions, which may include rollovers from other plans qualified under Section 401(a) or 403(a) of the Code.

Participants direct the investment of their contributions and any employer contributions into various investment options offered by the Plan. Participants may currently direct contributions into pooled separate accounts, a guaranteed investment contract account, and various mutual fund accounts. Additionally, participants may use a portion of their account balance to contribute to common stock of the Company.

During the year ended December 31, 2025, the Plan allowed participants to contribute to an after-tax Roth 401(k) account. The Plan collects and distributes funds in the after-tax Roth 401(k) accounts in the same manner as for all other contributions to the Plan.

The Company matches 100% of each participant’s voluntary deferrals, up to 4% of eligible compensation. Also, the Company may, in its sole discretion, make discretionary contributions to the Plan each year, although no discretionary contributions were made in 2025.

Participant Accounts

Each participant’s account is credited with the participant’s contributions and allocations of (a) the Company’s contribution, if any, and (b) investment fund earnings (losses), and charged with an allocation of administrative expenses. Investment income and administrative expenses are allocated based on participant account value and composition. The benefit to which a participant is entitled is the benefit that can be provided from the participant’s vested account. Participants are allowed to direct the investment of all contributions among the investment options offered by the Plan. Participants may change investment options at any time.

Voting Rights

Each participant is entitled to exercise voting rights attributable to the shares of Company stock allocated to his or her account and is notified by the Company on behalf of the trustees of the Plan (“Trustees”) prior to the time that such rights are to be exercised. Voting with respect to shares of Company stock for which no timely direction is made by the participant will be voted by the Trustee in the same proportion as those shares for which timely directions have been made.

Vesting

Participants are immediately vested in their voluntary contributions and in the Company’s matching contributions plus actual earnings thereon. The Company’s discretionary contributions vest in increments of 20% annually over a period of five years based on the employees’ years of service, beginning upon completion of two years of service (such that an employee with six years of service will be 100% vested), as further described in the Plan document.

Payment of Benefits

Upon termination of service, including termination due to retirement, death, or disability, a participant may elect to receive a lump-sum cash payment equal to the value of the participant’s account. In all instances, if the vested value of a participant’s account is less than $1,000, a lump-sum cash payment will be made.

Forfeited Accounts

In the case of a participant’s termination of employment, the unvested portion of participants’ account is forfeited and used either to reduce the Company’s contributions or to pay plan expenses. During the year ended December 31, 2025, forfeitures of $2,019 were used to reduce the Company’s contributions, and $2,057 were applied to the payment of administrative expenses. As of December 31, 2025 and 2024, forfeited non-vested account balances totaled $4,681 and $7,148, respectively.

Notes Receivable from Participants

In general, participants may borrow from their fund accounts a minimum of $1,000 up to a maximum of $50,000 or 50% of their vested account balance, whichever is less, following the guidelines in the Plan. Loan terms range from one to five years or up to a maximum of ten years for the purchase of a primary residence. The loans are secured by the balance in the participant’s account and bear interest at a rate commensurate with local prevailing rates as determined by the Plan’s administrator. The interest rate on outstanding loan balances as of December 31, 2025 and 2024 ranged from 4.25% to 9.50%. Principal and interest are paid ratably through payroll deductions.